Schedule of Information by Revenue (Details) $ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Revenue from External Customer [Line Items]
Revenue	$ 1,638	$ 2,162	$ 2,226	$ 3,086	$ 4,216	$ 4,650	$ 2,764
Gross Profit	$ 472	624	776	$ 1,114	1,522	1,990	1,194
Swim Fees [Member]
Revenue from External Customer [Line Items]
Revenue		2,158	2,222		4,209	4,646	2,764
Gross Profit		628	830		1,522	1,990	1,194
Sales of Merchandise [Member]
Revenue from External Customer [Line Items]
Revenue		4	4		7	4
Gross Profit		$ (4)	$ (54)